SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 299,244
2025	596,223
2026	368,340
2027	377,442
Thereafter	1,452,951
Total Lease Payments	3,094,200
Less Interest	(352,437)
Total Lease Liabilities	2,741,763
Less: Current Portion	(299,244)	$ (486,806)
Long-Term Liabilities	$ 2,442,519	$ 4,058,455